UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [  ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, March 23, 2000.

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:

List of Other Included Managers:

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.G. Edwards                   COM              281760108     2247    85200 SH       SOLE                    45800             39400
Adaptec Corporation            COM              00651F108     2524    63600 SH       SOLE                    37600             26000
Aetna Corporation              COM              008117103     2933    59550 SH       SOLE                    28900             30650
Allied Signal                  COM              019512102     3434    57300 SH       SOLE                    22700             34600
America Online                 COM              02364j104     2289    22000 SH       SOLE                    11000             11000
American Express C             COM              025816109     5573    41283 SH       SOLE                    15600             25683
American Home Products         COM              026609107     3054    73600 SH       SOLE                    31800             41800
American Telephone & Telegraph COM              001957109     3156    72550 SH       SOLE                    23700             48850
Amgen Inc.                     COM              031162100     5461    67000 SH       SOLE                    32100             34900
Applied Materials              COM              038222105     3877    49900 SH       SOLE                    27400             22500
Armstrong World                COM              042476101     1647    36650 SH       SOLE                    12500             24150
Autonation                     COM              05329W102     3025   242000 SH       SOLE                    94900            147100
Bank One                       COM              06423A103      557    16000 SH       SOLE                                      16000
Bank of America Corp.          COM              060505104     2418    43418 SH       SOLE                    14100             29318
Becton Dickinson               COM              075887109     2029    72300 SH       SOLE                    24100             48200
Bell Atlantic Corp.            COM              077853109     3056    45400 SH       SOLE                    16600             28800
Bristol-Meyers Squibb Co.      COM              110122108      810    12000 SH       SOLE                                      12000
Brunswick Corporation          COM              117043109     1902    76450 SH       SOLE                    37300             39150
CBS Corporation                COM              12490k107     4893   105800 SH       SOLE                    30200             75600
Cendant Corp.                  COM              151313103     4564   257100 SH       SOLE                   120000            137100
Chase Manhattan Bank           COM              16161A108     4673    62000 SH       SOLE                    24200             37800
Cisco Systems                  COM              17275R102     4477    65300 SH       SOLE                    22300             43000
Citigroup Inc.                 COM              172967101     4641   105488 SH       SOLE                    44250             61238
Continental Airlines B         COM              210795308     1803    55050 SH       SOLE                    31200             23850
Crescent Real Estate Eq,       COM              225756105     2438   135425 SH       SOLE                    57000             78425
Dana Corporation               COM              235811106     1808    48700 SH       SOLE                    20200             28500
Delhaize America, Inc.         COM              246688105     1172    55328 SH       SOLE                    32831             22497
EMC Corporation                COM              268648102     2241    31400 SH       SOLE                    16400             15000
EOG Resources Inc.             COM              26875P101     1258    59200 SH       SOLE                    47200             12000
Eastman Kodak                  COM              277461109     3373    44600 SH       SOLE                    14700             29900
Federal Home Loan Mort.        COM              313400301     4477    86100 SH       SOLE                    38200             47900
Federal Mogul                  COM              313549107     4088   148300 SH       SOLE                    44500            103800
Federal National Mortgage      COM              313586109     4488    71589 SH       SOLE                    26300             45289
First Union Corporation        COM              337358105     2298    64500 SH       SOLE                    17800             46700
Fleet Boston Corp.             COM              33901A108      806    22000 SH       SOLE                                      22000
Ford Motor Corporation         COM              345370100     2437    48500 SH       SOLE                    26200             22300
General Electric               COM              369604103      543     4580 SH       SOLE                     3000              1580
General Motors                 COM              370442105     2120    33678 SH       SOLE                    14500             19178
Genzyme General Corp.          COM              372917104     2812    62400 SH       SOLE                    42900             19500
Golden West Finacial           COM              381317106     3126    31800 SH       SOLE                    13300             18500
Guidant Corporation            COM              401698105     1019    19000 SH       SOLE                                      19000
Home Depot                     COM              437076102     3321    48400 SH       SOLE                     5300             43100
Humana                         COM              444859102     1726   251100 SH       SOLE                   157600             93500
International Business Machine COM              459200101     1452    12000 SH       SOLE                     4000              8000
Johnson & Johnson              COM              478160104     4291    46700 SH       SOLE                    18400             28300
Lehman Brothers Holdings       COM              524908100     1168    20000 SH       SOLE                                      20000
Lucent Technologies            COM              549463107     3977    61300 SH       SOLE                    26900             34400
MBIA                           COM              55262C100     1949    41800 SH       SOLE                    22500             19300
Maytag Corporation             COM              578592107     2342    70300 SH       SOLE                    23700             46600
Mellon Financial Corp.         COM              58551A108     1076    32000 SH       SOLE                     7000             25000
Merck Corporation              COM              589331107     1309    20200 SH       SOLE                     4200             16000
Mylan Laboratories             COM              628530107     3381   184000 SH       SOLE                    65400            118600
Office Depot Inc.              COM              676220106     3085   293800 SH       SOLE                    99800            194000
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
PPG Industries                 COM              693506107     3846    64100 SH       SOLE                    16100             48000
Pacificare Health Sys Inc.     COM              695112102     2703    62500 SH       SOLE                    26000             36500
Ralston Purina                 COM              751277302     2835   101700 SH       SOLE                    35900             65800
SUNOCO                         COM              86764P109     2417    88300 SH       SOLE                    29100             59200
Sears Roebuck                  COM              812387108     1283    40900 SH       SOLE                    31100              9800
Staples Inc.                   COM              855030102     1492    68400 SH       SOLE                    37100             31300
Sterling Commerce Inc.         COM              859205106     1973   106300 SH       SOLE                    33800             72500
Sun Microsystems               COM              866810104     2613    28100 SH       SOLE                    20400              7700
TJX Companies                  COM              872540109     3073   109500 SH       SOLE                    35600             73900
Time Warner                    COM              887315109     1276    21000 SH       SOLE                    11000             10000
Tosco                          COM              891490302     1353    53600 SH       SOLE                    25300             28300
Triton Energy A                COM              G90751101      205    14600 SH       SOLE                    12100              2500
Tyco International Ltd.        COM              902124106     1657    16050 SH       SOLE                     3500             12550
U.S. Airways                   COM              911905107     1368    52100 SH       SOLE                    24200             27900
UAL Corporation                COM              902549500     2595    39725 SH       SOLE                    17700             22025
United Healthcare              COM              910581107     1843    37850 SH       SOLE                    18000             19850
Washington Mutual              COM              939322103     2265    77450 SH       SOLE                    28650             48800
Wellpoint Health Network       COM              94973H108     2616    45900 SH       SOLE                    18300             27600